Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2013
0.21% - 2.06% coupon bonds due 2013 - 2031 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.21%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2031
0.42% floating rate bond due 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	0.42%
Debt instrument, maturity date range, end	2022
1.82% (weighted average) loans due 2014 -2029 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.82%
Debt instrument, maturity date range, start	2014
Debt instrument, maturity date range, end	2029
1.30% (weighted average) loans due 2013 -2032 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.30%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2032
0.44% (weighted average) floating rate loans due 2013 - 2022 | Debt Denominated In Japanese Yen
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.44%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2022
1.40% - 2.15% U.S. dollar notes due 2017 - 2020 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	1.40%
Debt instrument, interest rate, stated percentage rate range, maximum	2.15%
Debt instrument, maturity date range, start	2017
Debt instrument, maturity date range, end	2020
2.27% (weighted average) U.S. dollar loans due 2013 - 2032 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	2.27%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2032
0.65% (weighted average) U.S. dollar floating rate loans due 2013 - 2027 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.65%
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2027
17.37% (weighted average) South African Rand loans due 2018 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	17.37%
Debt instrument, maturity date range, end	2018
Other loans due 2013 - 2028 | Debt Denominated In Foreign Currencies
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2013
Debt instrument, maturity date range, end	2028